Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

NOTE 5 – PROPERTY AND EQUIPMENT, NET

As of March 31, 2020 and December 31, 2019 property and equipment consists of the following:

	March 31, 2020	December 31, 2019

Furniture and equipment	$640,933	$617,712
Leasehold improvements	1,552,965	1,518,293
	2,193,898	2,136,005
Less: accumulated depreciation and amortization	(584,475)	(489,126)
Property and equipment, net	$1,609,423	$1,646,879

Depreciation expense amounted to $95,349 and $52,960 for the three months ended March 31, 2020 and 2019, respectively.

NOTE 7 – PROPERTY AND EQUIPMENT, NET

As of December 31, 2019, and 2018, property and equipment consist of the following:

	December 31, 2019	December 31, 2018

Furniture and equipment	$617,712	$282,896
Leasehold improvements	1,518,293	626,368
	2,136,005	909,264
Less: accumulated depreciation and amortization	(489,126)	(271,977)
Property and equipment, net	$1,646,879	$637,287

Depreciation expense amounted to $217,149 and $134,712 for the years ended December 31, 2019 and 2018, respectively.